Vessels (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of vessels owned	42
Property, Plant and Equipment, Disposals	$ 0	$ 294,500,000
Accumulated Depreciation, Depletion and Amortization, Sale or Disposal of Property, Plant and Equipment		$ 3,623,000
Kamsarmax
Number of vessels owned	16
Ultramax
Number of vessels owned	26